Summary of Significant Accounting Policies (10K) (Detail Narrative)							3 Months Ended			5 Months Ended	12 Months Ended
	Oct. 02, 2014 USD ($) Units $ / shares shares	Aug. 26, 2014 shares	Jul. 10, 2014 USD ($) $ / shares	May. 09, 2014 USD ($)	Mar. 20, 2014 USD ($)	Feb. 05, 2014	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Mar. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Sep. 30, 2014 $ / shares	Jun. 30, 2014 $ / shares
Bitcoin price index | $ / shares								$ 319.70	$ 458.50		$ 319.70	$ 386.27	$ 639.36
E-commerce marketplace revenue											$ 2,799
Net capitalized software costs											144,796
Amortization costs										$ 0	4,768
Percentage of tax benefits maximum						50.00%
Advertisement costs										$ 5,052	94,820
Investments at cost							$ 100,000		$ 150,000		$ 400,004
Issuance of warrants to purchase of common stock | shares		100,000
Convertible Note [Member]
Impairment of investments								$ 150,000
Coin Outlet [Member]
Number of unit purchased | Units	8,334
Number of unit purchase price | $ / shares	$ 6.00
Payments to acquire share price	$ 50,004
Issuance of warrants to purchase of common stock | shares	2
Common stock exercise price | $ / shares	$ 6.00
Warrants expiration date	Dec. 31, 2015
Number of stock transaction during period | shares	75,448
Percentage of shares issued and outstanding | $ / shares	$ 0.074
Number of shares exchange for newly issued common shares | shares	3,500,000
Number of common stock and no other equity or equity linked securities were issued or outstanding | shares	1,000,000
Percentage of purchase unit own	0.83%
Percenatge of warrants option excercised own	9.80%
GoCoin, LLC [Member]
Investments at cost					$ 150,000
Impairment of investments								150,000
Bitvault Inc [Member]
Investments at cost				$ 50,000
Impairment of investments								50,000
Coin Outlet [Member]
Impairment of investments								$ 50,004
Express Technologies [Member]
Investments at cost			$ 150,000
Note interest rate			5.00%
Debt instruments maturity date			Jul. 10, 2015
Proceeds from convertible debt			$ 750,000
Debt instruments conversion price per share | $ / shares			$ 0.85
Original conversion amount			$ 9,000,000
Transaction Verification Servers [Member]
Useful life											2 years
Website [Member]
Useful life											3 years